Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 975,000
Previously Paid Amount	0.00
Total Fee Amount	134.65
Total Offset Amount	0.00
Net Fee	134.65
Narrative - Max Aggregate Offering Price	$ 975,000
Final Prospectus	true